Net Defined Benefit Liabilities And Assets_The Details Of Fair Value Of Plan Assets(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	₩ 1,686,012,000,000	₩ 1,479,419,000,000
Investment fund	2,171,000,000	285,000,000
Total	1,688,183,000,000	1,479,704,000,000
Assets quoted in an active market
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	0	0
Investment fund	0	0
Total	0	0
Assets not quoted in an active market
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	1,686,012,000,000	1,479,419,000,000
Investment fund	2,171,000,000	285,000,000
Total	₩ 1,688,183,000,000	₩ 1,479,704,000,000